Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net (loss) / income	$ 3,466,124	$ (917,545)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Vessel depreciation	(5,001,837)	(2,687,550)
Amortization of deferred charges	216,524	154,959
Share-based compensation	91,546	72,404
Net gain on sale of vessels	(1,305,016)
Loss on write-down of vessel held for sale	121,165
Gain on hull and machinery claim	(2,687,205)
Amortization of fair value of below market time charters acquired	(1,473,731)	(184,950)
Unrealized (gain) / loss on derivative	582,850	(41,435)
Amortization of debt discount		95,214
Loss on debt extinguishment		328,291
Changes in operating assets and liabilities	(2,309,846)	739,918
Net cash provided by operating activities	1,704,248	2,934,406
Cash flows from investing activities:
Cash paid for vessel acquisition and capitalized expenses	(451,846)	(15,153,626)
Proceeds from sale of vessels	9,752,649
Insurance proceeds	2,226,140
Net cash (used in) / provided by investing activities	11,526,943	(15,153,626)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid	715,550
Redemption of Series B preferred shares		(11,686,000)
Preferred dividends paid	(320,877)	(870,512)
Loan arrangement fees paid		(214,500)
Offering expenses paid	(40,846)
Proceeds from long-term bank loans		28,167,680
Proceeds from related party loan		2,500,000
Repayment of long-term bank loans and vessel profit participation liability	(14,076,150)	(11,516,000)
Repayment of related party loan	(625,000)
Net cash provided by / (used in) financing activities	(14,347,323)	6,380,668
Net decrease in cash and cash equivalents and restricted cash	(1,116,132)	(5,838,552)
Cash, cash equivalents and restricted cash at beginning of period	5,930,061	13,211,588
Cash, cash equivalents and restricted cash at end of period	4,813,929	7,373,036
Cash breakdown
Cash and cash equivalents	2,271,069	3,164,030
Restricted cash, current	208,593	624,739
Restricted cash, long term	2,334,267	3,584,267
Cash, cash equivalents and restricted cash at end of period	$ 4,813,929	$ 7,373,036